Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Contractual Payments under Non-Cancelable Leases

	As at March 31,
	2018		2019
Not later than one year	₹	6,186	₹	7,006
Later than one year but not later five years		12,470		11,106
Later than five years		2,354		1,629

	₹	21,010	₹	19,741